CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (1,525,461)				$ 8,261,624		$ (9,715)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account	(6,225)				(5,514)
Warrant transaction costs					292,875
Excess value of UW warrants					1,293,750
Unrealized gain on Fair Value changes of warrants					(9,936,000)
Change in fair value warrants	1,466,250				(9,936,000)
Changes in operating assets and liabilities:
Prepaid expenses	34,405				(114,937)
Accounts payable and accrued expenses	(206)				53,756
Net cash used in operating activities	(31,237)				(154,446)		(9,715)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account					(172,500,000)
Net cash used in investing activities					(172,500,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriting fees					169,050,000
Borrowings from promissory note					135,325
Repayment of promissory note					(135,325)
Proceeds from private placement					5,175,000
Contribution from stockholder					4,086		9,000
Payments of offering costs					(826,946)
Net cash provided by financing activities					173,402,140		9,000
Net increase (decrease) in cash and cash equivalents	(31,237)				747,694		(715)
Cash – Beginning	749,737	2,043			2,043		2,758
Cash – Ending	718,500		$ 718,500		749,737		2,043
Supplemental cash flow information
Cash paid for income taxes							32
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A common stock subject to possible redemption at February 2, 2021					151,176,360
Change in value of Class A common stock subject to possible redemption	(1,525,460)				9,978,570
Initial classification of warrant liability					17,077,500
Deferred offering costs included in accrued offering costs							$ 20,000
Cepton Technologies, Inc [Member]
Cash Flows from Operating Activities:
Net income (loss)			(18,561,000)	(8,912,000)		$ (19,634,000)		$ (16,757,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			96,000	92,000		184,000		171,000
Stock-based compensation			2,077,000	388,000		710,000		749,000
Loss on debt extinguishment				180,000		180,000
Amortization and accretion of short-term investments			153,000	(60,000)		120,000
Other				(88,000)		(90,000)		17,000
Changes in operating assets and liabilities:
Accounts receivable, net			(87,000)	317,000		363,000		(3,000)
Inventories, net			387,000	(546,000)		(971,000)		(1,728,000)
Prepaid expenses and other current assets			(2,590,000)	220,000		162,000		216,000
Other long-term assets			(279,000)
Accounts payable			(328,000)	134,000		690,000		305,000
Accrued expenses			1,136,000	(205,000)		129,000		(548,000)
Other long-term liabilities			1,000			1,177,000		8,000
Net cash used in operating activities			(17,995,000)	(8,480,000)		(16,980,000)		(17,570,000)
Cash Flows from Investing Activities:
Purchases of property and equipment			(23,000)	(3,000)		(80,000)		(148,000)
Proceeds from long-term security deposit								1,000
Purchases of short-term investments			(8,455,000)	(19,234,000)		(33,676,000)
Proceeds from short-term investments						1,500,000
Proceeds from maturities of short-term investments			27,315,000
Net cash used in investing activities			18,837,000	(19,237,000)		(32,256,000)		(147,000)
Cash Flows from Financing Activities:
Proceeds from PPP loan				1,121,000
Proceeds from issuance of long-term debt						1,121,000
Proceeds from issuance of long-term debt and warrants, net								4,982,000
Repayment of long-term debt				(5,000,000)		(5,000,000)
Cash received from early exercises of options						253,000
Proceeds from issuance of common stock options, net of repurchase			258,000	13,000		225,000		30,000
Proceeds from convertible preferred stock, net of issuance costs				52,624,000		52,623,000
Net cash provided by financing activities			258,000	48,758,000		49,222,000		5,012,000
Effect of exchange rate changes on cash			(12,000)	(5,000)		(12,000)		(10,000)
Net increase (decrease) in cash and cash equivalents			1,088,000	21,036,000		(26,000)		(12,715,000)
Cash – Beginning			11,312,000	11,338,000		11,338,000		24,053,000
Cash – Ending	$ 12,400,000	$ 32,374,000	12,400,000	32,374,000		11,312,000		11,338,000
Supplemental cash flow information
Cash paid for interest				44,000		44,000
Cash paid for income taxes			2,000	1,000		25,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Changes in accrued purchases of property and equipment				3,000		$ (3,000)		$ 3,000
Vesting of early exercises of stock options			$ 76,000